INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin  53212

September 2, 2015

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of the SilverPepper Commodity Strategies Global Macro Fund and the SilverPepper Merger Arbitrage Fund (the “SilverPepper Funds”)

The Registrant is filing Post-Effective Amendment No. 670 to its Registration Statement with respect to the SilverPepper Funds under Rule 485(a) (1) due to; (1) sub-advisor change in the SilverPepper Merger Arbitrage Fund and (2) changes to describe how the SilverPepper Commodity Strategies Global Macro Fund will invest it assets to provide global exposure to various countries outside of the United States with respect to the term “global” in its fund name.

Please direct your comments to the undersigned at (626) 914-1041.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Treasurer